Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 82,972	$ 130,743
Time deposits - Short term	27,500	1,500
Accounts receivable	7,510	6,540
Assets held for sale	0	31,995
Due from Manager	1,467	946
Inventories	5,263	5,167
Accrued revenue	417	87
Restricted cash	6,904	64,505
Prepaid expenses and other current assets	2,340	1,679
Total current assets	134,373	243,162
FIXED ASSETS:
Vessels, net	1,032,894	988,161
Advances for vessel acquisitions and vessels under construction	38,390	68,356
Total fixed assets	1,071,284	1,056,517
OTHER NON CURRENT ASSETS:
Deferred financing costs	557	1,016
Restricted cash	10,284	7,837
Derivative assets	0	181
Accrued revenue	1,008	918
Total assets	1,217,506	1,309,631
CURRENT LIABILITIES:
Current portion of long-term debt, net	31,306	77,467
Liability directly associated with assets held for sale, net	0	16,724
Unearned revenue	1,436	1,956
Trade accounts payable	4,935	5,277
Accrued liabilities	3,066	3,984
Derivative liabilities	168	318
Total current liabilities	40,911	105,726
Derivative liabilities	959	360
Long-term debt, net	576,314	569,399
Total liabilities	618,184	675,485
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 83,486,194 and 83,561,811 issued and outstanding at December 31, 2015 and June 30, 2016, respectively	83	83
Preferred stock, $0.01 par value; 20,000,000 authorized, 1,569,526 and 1,524,731 Series B Preferred Shares, 2,300,000 Series C Preferred Shares, 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2015 and June 30, 2016, respectively	70	71
Treasury stock, $0.001 par value, none and 101,271 shares repurchased at December 31, 2015 and June 30, 2016, respectively	(107)	0
Additional paid in capital	368,863	369,731
Retained earnings	230,413	264,261
Total shareholders' equity	599,322	634,146
Total liabilities and shareholders' equity	$ 1,217,506	$ 1,309,631